Schedule of Investments (unaudited)
September 30, 2024
BlackRock Enhanced Global Dividend Trust (BOE)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Canada — 1.9%
TELUS Corp.	879,228	$ 14,750,773
Denmark — 2.6%
Novo Nordisk A/S, Class B	167,375	19,852,603
France — 4.6%
Air Liquide SA	81,613	15,760,284
LVMH Moet Hennessy Louis Vuitton SE	25,523	19,572,963
		35,333,247
Indonesia — 1.1%
Bank Rakyat Indonesia Persero Tbk PT	24,971,900	8,167,366
Netherlands — 1.6%
Koninklijke KPN NV	2,900,038	11,844,567
Spain — 1.5%
Banco Bilbao Vizcaya Argentaria SA	1,083,236	11,701,398
Switzerland — 1.7%
Zurich Insurance Group AG, Class N	20,941	12,651,705
Taiwan — 2.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	738,000	22,253,745
United Kingdom — 10.6%
AstraZeneca PLC	131,645	20,508,501
BAE Systems PLC	698,996	11,604,781
Diageo PLC	401,868	14,037,205
RELX PLC	452,844	21,331,558
Taylor Wimpey PLC	6,272,545	13,797,602
		81,279,647
United States — 72.7%
AbbVie, Inc.	97,801	19,313,742
Accenture PLC, Class A	68,877	24,346,642
AceVector Limited, Series I, (Acquired 08/31/18, Cost: $2,637,143)(a)(b)(c)	566,400	248,793
Allegion PLC	115,070	16,770,302
Alphabet, Inc., Class A	95,797	15,887,932
AMETEK, Inc.	70,335	12,077,223
Apple, Inc.(d)(e)	99,220	23,118,260
Applied Materials, Inc.	65,408	13,215,686
Assurant, Inc.(e)	39,472	7,849,402
Baker Hughes Co., Class A(d)	442,901	16,010,871
Charles Schwab Corp.	145,813	9,450,141
Citizens Financial Group, Inc.(d)	368,679	15,141,647
CMS Energy Corp.	171,335	12,101,391
Coca-Cola Co.	262,678	18,876,041
General Electric Co.	89,792	16,932,975
Home Depot, Inc.	41,600	16,856,320
Hubbell, Inc.(d)	39,855	17,071,889
Intercontinental Exchange, Inc.(e)	96,885	15,563,606
M&T Bank Corp.	68,604	12,219,744
Security	Shares	Value
United States (continued)
Mastercard, Inc., Class A	15,561	$ 7,684,022
Meta Platforms, Inc., Class A	28,445	16,283,056
Microsoft Corp.(e)	88,176	37,942,133
Mondelez International, Inc., Class A(e)	312,968	23,056,353
Moody’s Corp.	23,730	11,262,021
Oracle Corp.(d)	81,086	13,817,054
Otis Worldwide Corp.(d)	201,028	20,894,850
Philip Morris International, Inc.(d)(e)	128,102	15,551,583
Republic Services, Inc.(d)	36,967	7,424,452
Salesforce, Inc.	42,916	11,746,538
Sanofi SA	136,881	15,760,363
Shell PLC	442,059	14,603,139
Texas Instruments, Inc.(d)	110,962	22,921,420
Union Pacific Corp.(d)	61,931	15,264,753
UnitedHealth Group, Inc.(d)	32,886	19,227,787
Williams Cos., Inc.(e)	254,737	11,628,744
Zoetis, Inc., Class A	40,803	7,972,090
		556,092,965
Total Long-Term Investments — 101.2% (Cost: $575,383,403)		773,928,016
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.83%(f)(g)	999,790	999,790
Total Short-Term Securities — 0.1% (Cost: $999,790)		999,790
Total Investments Before Options Written — 101.3% (Cost: $576,383,193)		774,927,806
Options Written — (1.4)% (Premiums Received: $(7,837,448))		(10,711,393)
Total Investments, Net of Options Written — 99.9% (Cost: $568,545,745)		764,216,413
Other Assets Less Liabilities — 0.1%		555,416
Net Assets — 100.0%		$ 764,771,829

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $248,793, representing less than 0.05% of its net assets as of period end, and an original cost of $2,637,143.

(d)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(e)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(f)	Affiliate of the Trust.
(g)	Annualized 7-day yield as of period end.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Enhanced Global Dividend Trust (BOE)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ —	$ (98)(b)	$ 98	$ —	$ —	—	$ 23 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	2,668,223	—	(1,668,433)(b)	—	—	999,790	999,790	263,534	—
				$ 98	$ —	$ 999,790		$ 263,557	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Accenture PLC, Class A	70	10/04/24	USD	350.00	USD	2,474	$ (36,400)
Apple, Inc.	59	10/04/24	USD	235.00	USD	1,375	(8,378)
Intercontinental Exchange, Inc.	77	10/04/24	USD	154.25	USD	1,237	(49,498)
Mastercard, Inc., Class A	17	10/04/24	USD	475.00	USD	839	(32,597)
Meta Platforms, Inc., Class A	29	10/04/24	USD	530.00	USD	1,660	(124,990)
Philip Morris International, Inc.	410	10/04/24	USD	122.00	USD	4,977	(27,675)
Texas Instruments, Inc.	97	10/04/24	USD	215.00	USD	2,004	(2,280)
UnitedHealth Group, Inc.	84	10/04/24	USD	590.00	USD	4,911	(32,130)
Accenture PLC, Class A	97	10/11/24	USD	350.00	USD	3,429	(62,565)
Alphabet, Inc., Class A	191	10/11/24	USD	165.00	USD	3,168	(67,805)
Meta Platforms, Inc., Class A	58	10/11/24	USD	525.00	USD	3,320	(285,940)
Microsoft Corp.	96	10/11/24	USD	420.00	USD	4,131	(130,560)
Salesforce, Inc.	112	10/11/24	USD	260.00	USD	3,066	(167,160)
Texas Instruments, Inc.	174	10/11/24	USD	200.00	USD	3,594	(148,335)
AbbVie, Inc.	228	10/18/24	USD	195.00	USD	4,503	(108,870)
Allegion PLC	253	10/18/24	USD	145.00	USD	3,687	(77,165)
Alphabet, Inc., Class A	96	10/18/24	USD	175.00	USD	1,592	(7,440)
AMETEK, Inc.	158	10/18/24	USD	165.41	USD	2,713	(118,137)
Apple, Inc.	101	10/18/24	USD	235.00	USD	2,353	(36,360)
Applied Materials, Inc.	40	10/18/24	USD	190.00	USD	808	(63,700)
Assurant, Inc.	120	10/18/24	USD	185.00	USD	2,386	(172,200)
Assurant, Inc.	60	10/18/24	USD	200.00	USD	1,193	(24,000)
Baker Hughes Co., Class A	667	10/18/24	USD	37.00	USD	2,411	(36,685)
Baker Hughes Co., Class A	242	10/18/24	USD	36.00	USD	875	(24,200)
Citizens Financial Group, Inc.	572	10/18/24	USD	45.00	USD	2,349	(8,580)
CMS Energy Corp.	385	10/18/24	USD	67.37	USD	2,719	(139,739)
Coca-Cola Co.	577	10/18/24	USD	72.50	USD	4,146	(43,563)
General Electric Co.	197	10/18/24	USD	190.00	USD	3,715	(73,382)
Hubbell, Inc.	101	10/18/24	USD	400.00	USD	4,326	(320,170)
Intercontinental Exchange, Inc.	359	10/18/24	USD	150.00	USD	5,767	(375,155)
M&T Bank Corp.	112	10/18/24	USD	165.00	USD	1,995	(166,880)
Mastercard, Inc., Class A	16	10/18/24	USD	505.00	USD	790	(4,576)
Microsoft Corp.	173	10/18/24	USD	425.00	USD	7,444	(194,625)
Moody’s Corp.	115	10/18/24	USD	470.00	USD	5,458	(129,375)
Otis Worldwide Corp.	681	10/18/24	USD	95.00	USD	7,078	(606,090)
Republic Services, Inc.	45	10/18/24	USD	210.00	USD	904	(1,575)
Texas Instruments, Inc.	185	10/18/24	USD	210.00	USD	3,822	(67,062)
Union Pacific Corp.	97	10/18/24	USD	250.00	USD	2,391	(26,675)
UnitedHealth Group, Inc.	42	10/18/24	USD	580.00	USD	2,456	(84,945)
Williams Cos., Inc.	417	10/18/24	USD	46.00	USD	1,904	(28,148)

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Enhanced Global Dividend Trust (BOE)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Zoetis, Inc., Class A	133	10/18/24	USD	195.00	USD	2,599	$ (45,552)
Accenture PLC, Class A	74	10/25/24	USD	340.00	USD	2,616	(118,770)
Apple, Inc.	72	10/25/24	USD	225.00	USD	1,678	(79,020)
Applied Materials, Inc.	159	10/25/24	USD	205.00	USD	3,213	(116,070)
Charles Schwab Corp.	260	10/25/24	USD	65.00	USD	1,685	(67,600)
Coca-Cola Co.	578	10/25/24	USD	73.00	USD	4,154	(50,575)
General Electric Co.	198	10/25/24	USD	190.00	USD	3,734	(121,770)
Home Depot, Inc.	93	10/25/24	USD	375.00	USD	3,768	(307,365)
Mastercard, Inc., Class A	16	10/25/24	USD	505.00	USD	790	(7,200)
Microsoft Corp.	21	10/25/24	USD	435.00	USD	904	(17,693)
Mondelez International, Inc., Class A	657	10/25/24	USD	77.00	USD	4,840	(14,783)
Oracle Corp.	110	10/25/24	USD	162.50	USD	1,874	(103,125)
Salesforce, Inc.	76	10/25/24	USD	265.00	USD	2,080	(100,510)
Texas Instruments, Inc.	32	10/25/24	USD	215.00	USD	661	(11,440)
Union Pacific Corp.	45	10/25/24	USD	250.00	USD	1,109	(21,825)
Williams Cos., Inc.	372	10/25/24	USD	46.00	USD	1,698	(40,920)
AbbVie, Inc.	202	11/01/24	USD	195.00	USD	3,989	(126,250)
Alphabet, Inc., Class A	95	11/01/24	USD	170.00	USD	1,576	(44,887)
Applied Materials, Inc.	29	11/01/24	USD	200.00	USD	586	(32,552)
Baker Hughes Co., Class A	376	11/01/24	USD	36.75	USD	1,359	(37,368)
Charles Schwab Corp.	381	11/01/24	USD	69.00	USD	2,469	(46,291)
Meta Platforms, Inc., Class A	41	11/01/24	USD	535.00	USD	2,347	(218,940)
Microsoft Corp.	97	11/01/24	USD	440.00	USD	4,174	(93,605)
Mondelez International, Inc., Class A	454	11/01/24	USD	75.00	USD	3,345	(52,210)
Oracle Corp.	123	11/01/24	USD	175.00	USD	2,096	(31,673)
Philip Morris International, Inc.	294	11/01/24	USD	120.00	USD	3,569	(107,310)
UnitedHealth Group, Inc.	54	11/01/24	USD	590.00	USD	3,157	(102,465)
Mastercard, Inc., Class A	19	11/08/24	USD	495.00	USD	938	(27,408)
Mondelez International, Inc., Class A	266	11/08/24	USD	74.00	USD	1,960	(31,255)
Oracle Corp.	50	11/08/24	USD	175.00	USD	852	(17,500)
Allegion PLC	253	11/15/24	USD	145.22	USD	3,687	(139,571)
Alphabet, Inc., Class A	39	11/15/24	USD	170.00	USD	647	(23,010)
AMETEK, Inc.	151	11/15/24	USD	175.00	USD	2,593	(66,440)
Apple, Inc.	205	11/15/24	USD	230.00	USD	4,777	(223,450)
Baker Hughes Co., Class A	439	11/15/24	USD	34.78	USD	1,587	(105,066)
Citizens Financial Group, Inc.	1,050	11/15/24	USD	42.50	USD	4,312	(136,500)
CMS Energy Corp.	368	11/15/24	USD	70.26	USD	2,599	(71,678)
Home Depot, Inc.	90	11/15/24	USD	390.00	USD	3,647	(219,375)
Hubbell, Inc.	74	11/15/24	USD	430.00	USD	3,170	(136,160)
M&T Bank Corp.	190	11/15/24	USD	175.00	USD	3,384	(198,550)
Republic Services, Inc.	117	11/15/24	USD	200.00	USD	2,350	(78,390)
TELUS Corp.	2,005	11/15/24	CAD	22.50	CAD	4,549	(104,516)
Union Pacific Corp.	130	11/15/24	USD	255.00	USD	3,204	(61,750)
Williams Cos., Inc.	102	11/15/24	USD	46.00	USD	466	(14,790)
Zoetis, Inc., Class A	46	11/15/24	USD	195.00	USD	899	(39,330)
TELUS Corp.	1,864	12/20/24	CAD	22.50	CAD	4,229	(115,083)
							$ (8,043,201)
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Diageo PLC	Morgan Stanley & Co. International PLC	69,400	10/01/24	GBP	24.37	GBP	1,813	$ (154,457)
Sanofi SA	UBS AG	41,300	10/01/24	EUR	100.98	EUR	4,272	(89,252)
Koninklijke KPN NV	Goldman Sachs International	189,500	10/03/24	EUR	3.64	EUR	695	(7,345)
Taylor Wimpey PLC	Morgan Stanley & Co. International PLC	397,000	10/03/24	GBP	1.67	GBP	653	(2,304)
AstraZeneca PLC	Bank of America N.A.	30,400	10/08/24	GBP	126.01	GBP	3,542	(15)
Koninklijke KPN NV	Goldman Sachs International	394,500	10/08/24	EUR	3.61	EUR	1,447	(30,502)
Novo Nordisk A/S, Class B	Goldman Sachs International	7,500	10/08/24	DKK	917.59	DKK	5,957	(10)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Enhanced Global Dividend Trust (BOE)

OTC Options Written (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
RELX PLC	Goldman Sachs International	44,900	10/08/24	EUR	41.33	EUR	1,900	$ (51,259)
Banco Bilbao Vizcaya Argentaria SA	Morgan Stanley & Co. International PLC	239,550	10/17/24	EUR	9.23	EUR	2,325	(105,998)
Koninklijke KPN NV	BNP Paribas SA	160,600	10/17/24	EUR	3.76	EUR	589	(4,546)
Koninklijke KPN NV	Morgan Stanley & Co. International PLC	189,500	10/22/24	EUR	3.76	EUR	695	(6,820)
Shell PLC	Goldman Sachs International	140,400	10/22/24	EUR	31.05	EUR	4,167	(25,003)
Taylor Wimpey PLC	Barclays Bank PLC	658,200	10/22/24	GBP	1.60	GBP	1,083	(32,146)
BAE Systems PLC	Citibank N.A.	172,400	10/23/24	GBP	13.20	GBP	2,141	(8,950)
Zurich Insurance Group AG, Class N	Goldman Sachs International	9,500	10/23/24	CHF	499.29	CHF	4,858	(157,306)
LVMH Moet Hennessy Louis Vuitton SE	Goldman Sachs International	5,650	10/29/24	EUR	622.41	EUR	3,892	(465,642)
Novo Nordisk A/S, Class B	Goldman Sachs International	11,500	10/29/24	DKK	937.02	DKK	9,134	(2,417)
RELX PLC	BNP Paribas SA	41,200	10/29/24	EUR	44.03	EUR	1,743	(11,008)
Air Liquide SA	Citibank N.A.	13,800	10/30/24	EUR	171.45	EUR	2,394	(78,560)
BAE Systems PLC	Citibank N.A.	135,200	10/30/24	GBP	13.50	GBP	1,679	(5,871)
Otis Worldwide Corp.	Morgan Stanley & Co. International PLC	22,300	11/01/24	USD	95.25	USD	2,318	(232,046)
Taylor Wimpey PLC	Citibank N.A.	501,300	11/07/24	GBP	1.69	GBP	825	(17,995)
Taylor Wimpey PLC	Citibank N.A.	449,400	11/07/24	GBP	1.64	GBP	739	(25,685)
Novo Nordisk A/S, Class B	Bank of America N.A.	27,300	11/08/24	DKK	942.87	DKK	21,684	(11,626)
Banco Bilbao Vizcaya Argentaria SA	Morgan Stanley & Co. International PLC	237,000	11/12/24	EUR	9.74	EUR	2,300	(61,525)
Koninklijke KPN NV	BNP Paribas SA	342,000	11/12/24	EUR	3.85	EUR	1,255	(12,723)
LVMH Moet Hennessy Louis Vuitton SE	Morgan Stanley & Co. International PLC	5,650	11/12/24	EUR	622.65	EUR	3,892	(479,045)
Novo Nordisk A/S, Class B	Citibank N.A.	12,300	11/12/24	DKK	895.94	DKK	9,770	(14,925)
RELX PLC	Morgan Stanley & Co. International PLC	69,000	11/12/24	EUR	44.52	EUR	2,920	(21,774)
RELX PLC	UBS AG	36,500	11/12/24	EUR	44.44	EUR	1,545	(12,097)
Shell PLC	Bank of America N.A.	32,700	11/12/24	EUR	31.79	EUR	970	(10,403)
Taiwan Semiconductor Manufacturing Co. Ltd.	Goldman Sachs International	227,000	11/13/24	TWD	1,086.05	USD	216,620	(97,390)
Air Liquide SA	Bank of America N.A.	22,100	11/14/24	EUR	179.70	EUR	3,834	(58,469)
AstraZeneca PLC	Goldman Sachs International	30,400	11/14/24	GBP	118.36	GBP	3,542	(136,255)
BAE Systems PLC	Bank of America N.A.	76,800	11/14/24	GBP	12.66	GBP	954	(23,240)
Diageo PLC	Citibank N.A.	111,400	11/14/24	GBP	27.06	GBP	2,910	(65,417)
Sanofi SA	Goldman Sachs International	19,000	11/14/24	EUR	105.04	EUR	1,965	(52,557)
Taiwan Semiconductor Manufacturing Co. Ltd.	Bank of America N.A.	97,000	11/14/24	TWD	1,040.00	USD	92,564	(61,966)
Taylor Wimpey PLC	Goldman Sachs International	754,100	11/14/24	GBP	1.69	GBP	1,241	(33,643)
								$ (2,668,192)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Enhanced Global Dividend Trust (BOE)

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada	$ 14,750,773	$ —	$ —	$ 14,750,773
Denmark	—	19,852,603	—	19,852,603
France	—	35,333,247	—	35,333,247
Indonesia	—	8,167,366	—	8,167,366
Netherlands	—	11,844,567	—	11,844,567
Spain	—	11,701,398	—	11,701,398
Switzerland	—	12,651,705	—	12,651,705
Taiwan	—	22,253,745	—	22,253,745
United Kingdom	—	81,279,647	—	81,279,647
United States	525,480,670	30,363,502	248,793	556,092,965
Short-Term Securities
Money Market Funds	999,790	—	—	999,790
	$ 541,231,233	$ 233,447,780	$ 248,793	$ 774,927,806
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (7,382,144)	$ (3,329,249)	$ —	$ (10,711,393)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
TWD	New Taiwan Dollar
USD	United States Dollar
Schedule of Investments